CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
STATEMENTS OF CASH FLOWS
Cash (used in)/provided by operating activities	¥ 232,838	$ 32,796	¥ (142,991)	¥ (226,342)
Cash provided by/(used in) investing activities	40,930	5,765	(51,828)	703,826
Cash provided by financing activities	(22,579)	(3,181)	(486)	(344,562)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(4,185)	(589)	(2,406)	(1,428)
Net increase/(decrease) in cash, cash equivalents and restricted cash	247,004	34,790	(197,711)	131,494
Cash, cash equivalents and restricted cash at the beginning of year	197,887	27,872	395,598	264,104
Cash, cash equivalents and restricted cash at the beginning of year	153,835		349,077
Cash, cash equivalents and restricted cash at the end of year	444,891	62,661	197,887	395,598
Cash, cash equivalents and restricted cash at the end of year	378,989	53,379	153,835	349,077
Supplemental disclosure of non-cash investing and financing activities
Receivables related to exercise of stock option	(32)	(4)	(35)	(28)
Parent Company [Member]
STATEMENTS OF CASH FLOWS
Cash (used in)/provided by operating activities	313	44	(2,205)	(2,341)
Cash provided by/(used in) investing activities	(450)	(63)	(989)	6,020
Cash provided by financing activities	9	1	46	373
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(20)	(3)	(272)	62
Net increase/(decrease) in cash, cash equivalents and restricted cash	(148)	(21)	(3,420)	4,114
Cash, cash equivalents and restricted cash at the beginning of year	1,292	182	4,712	598
Cash, cash equivalents and restricted cash at the beginning of year	1,292
Cash, cash equivalents and restricted cash at the end of year	1,144	161	1,292	4,712
Cash, cash equivalents and restricted cash at the end of year	1,144	161	1,292
Supplemental disclosure of non-cash investing and financing activities
Receivables related to exercise of stock option	¥ (32)	$ (4)	¥ (35)	¥ (28)